Debt - Long-Term and Short-Term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Debt Instrument [Line Items]
Total Debt	$ 35,615	$ 33,970
Less: unamortized debt issuance costs and discounts	(1,069)	(744)
Total Debt, net of unamortized debt issuance costs and discounts	34,546	33,226
Less: short-term borrowings	(200)	(2,790)
Less: current portion of long-term debt	(2,393)	(1,927)
Long-Term Debt	31,953	28,509
Revolving credit facility
Debt Instrument [Line Items]
Line of credit facility available amount	$ 2,600
Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate floor (percentage)	0.00%
Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate floor (percentage)	0.75%
Sterling Overnight Index Average S O N I A
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.00%
Sterling Overnight Index Average S O N I A | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.03%
Sterling Overnight Index Average S O N I A | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.28%
Secured Debt
Debt Instrument [Line Items]
Long-term debt	$ 9,621	9,939
Secured Debt | Notes due Feb 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	10.50%
Long-term debt	$ 775	775
Secured Debt | Euro-denominated notes due Feb 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	10.10%
Long-term debt	$ 439	481
Secured Debt | Notes due Jun 2027
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.90%
Long-term debt	$ 192	192
Secured Debt | Notes due Aug 2027
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	9.90%
Long-term debt	$ 900	900
Secured Debt | Notes due Aug 2028
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	4.00%
Long-term debt	$ 2,406	2,406
Secured Debt | Euro-denominated fixed rate bank loan due Nov 2022
Debt Instrument [Line Items]
Long-term debt	$ 0	98
Secured Debt | Euro-denominated fixed rate bank loan due Nov 2022 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.50%
Secured Debt | Euro-denominated fixed rate bank loan due Nov 2022 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	6.20%
Secured Debt | Euro-denominated floating rate bank loan due Jun 2025
Debt Instrument [Line Items]
Long-term debt	$ 808	951
Secured Debt | Euro-denominated floating rate bank loan due Jun 2025 | Eurodollar
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	3.80%
Secured Debt | Floating rate bank loan due Oct 2028
Debt Instrument [Line Items]
Long-term debt	$ 4,101	4,137
Secured Debt | Floating rate bank loan due Oct 2028 | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	3.00%
Secured Debt | Floating rate bank loan due Oct 2028 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	3.30%
Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 25,994	24,031
Unsecured Debt | Revolver Facility Expires Aug 2024
Debt Instrument [Line Items]
Long-term debt	200	2,790
Less: short-term borrowings	$ (200)
Unsecured Debt | Revolver Facility Expires Aug 2024 | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.70%
Unsecured Debt | Euro-denominated notes due Nov 2022
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.90%
Short-term debt	$ 0	622
Unsecured Debt | Convertible notes due Apr 2023
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.80%
Long-term debt	$ 96	522
Unsecured Debt | Notes due Oct 2023
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.20%
Long-term debt	$ 125	125
Unsecured Debt | Convertible Notes due October 2024
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.80%
Long-term debt	$ 426	0
Unsecured Debt | Notes due Mar 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.60%
Long-term debt	$ 1,450	1,450
Unsecured Debt | Euro-denominated notes due Mar 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.60%
Long-term debt	$ 517	566
Unsecured Debt | Notes due March 2027
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.80%
Long-term debt	$ 3,500	3,500
Unsecured Debt | Convertible Notes due December 2027
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.80%
Long-term debt	$ 1,131	0
Unsecured Debt | Notes due Jan 2028
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	6.70%
Long-term debt	$ 200	200
Unsecured Debt | Senior Priority Notes Due May 2028
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	10.40%
Long-term debt	$ 2,030	0
Unsecured Debt | Notes due May 2029
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	6.00%
Long-term debt	$ 2,000	2,000
Unsecured Debt | Euro-denominated notes due Oct 2029
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.00%
Long-term debt	$ 620	679
Unsecured Debt | Notes due June 2030
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	10.50%
Long-term debt	$ 1,000	0
Unsecured Debt | Floating rate bank loan due Sep 2024
Debt Instrument [Line Items]
Long-term debt	$ 590	590
Unsecured Debt | Floating rate bank loan due Sep 2024 | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	3.80%
Unsecured Debt | Floating rate bank loan due Sep 2024 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	4.50%
Unsecured Debt | Sterling-denominated floating rate bank loan due Feb 2025
Debt Instrument [Line Items]
Long-term debt	$ 419	467
Unsecured Debt | Sterling-denominated floating rate bank loan due Feb 2025 | Sterling Overnight Index Average S O N I A
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.90%
Unsecured Debt | Euro-denominated floating rate bank loan due May 2026
Debt Instrument [Line Items]
Long-term debt	$ 827	1,375
Unsecured Debt | Euro-denominated floating rate bank loan due May 2026 | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	1.80%
Unsecured Debt | Euro-denominated floating rate bank loan due May 2026 | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	2.40%
Unsecured Debt | Export credit facility floating rate due Dec 2031
Debt Instrument [Line Items]
Long-term debt	$ 1,246	1,363
Unsecured Debt | Export credit facility floating rate due Dec 2031 | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.80%
Unsecured Debt | Export credit facility floating rate due Dec 2031 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	1.50%
Unsecured Debt | Export credit facility fixed rate due Dec 2032
Debt Instrument [Line Items]
Long-term debt	$ 3,143	3,488
Unsecured Debt | Export credit facility fixed rate due Dec 2032 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	2.40%
Unsecured Debt | Export credit facility fixed rate due Dec 2032 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	3.40%
Unsecured Debt | Euro-denominated export credit facility fixed rate due Sep 2032
Debt Instrument [Line Items]
Long-term debt	$ 2,592	1,551
Unsecured Debt | Euro-denominated export credit facility fixed rate due Sep 2032 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.10%
Unsecured Debt | Euro-denominated export credit facility fixed rate due Sep 2032 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.60%
Unsecured Debt | Euro-denominated export credit facility floating rate due Dec 2032
Debt Instrument [Line Items]
Long-term debt	$ 3,882	$ 2,742
Unsecured Debt | Euro-denominated export credit facility floating rate due Dec 2032 | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.20%
Unsecured Debt | Euro-denominated export credit facility floating rate due Dec 2032 | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	1.60%